Related Parties Balances and Transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Related Parties Balances and Transactions [Line Items]
Compensation expenses	$ 250
Current compensation value	500
Share based value	290
CEO [Member]
Related Parties Balances and Transactions [Line Items]
Compensation expenses	1,000
CFO [Member]
Related Parties Balances and Transactions [Line Items]
Current compensation value	$ 50